Federated Hermes Kaufmann Fund Annual Fund Operating Expenses - Federated Hermes Kaufmann Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 1, 2027
A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.28%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	1.96%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	1.96%
C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.28%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	2.46%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	2.46%
R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.28%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	2.21%
Fee Waiver or Reimbursement	(0.25%)	[1]
Net Expenses (as a percentage of Assets)	1.96%
IS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.28%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.46%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	1.46%

[1]	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective January 1, 2026, total annual fund operating expenses (excluding acquired fund fees and expenses, dividends and other expenses related to short sales, interest expense, extraordinary expenses, tax reclaim recovery expenses and proxy-related expenses, if any) paid by the Fund’s A, C, R and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 1.96%, 2.51%, 1.96% and 1.51% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2027; or (b) the date of the Fund’s next effective Prospectus (the “Additional Arrangements”). While the Adviser and its affiliates currently do not anticipate terminating or increasing these Additional Arrangements prior to the Termination Date, these Additional Arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Fund’s Board of Trustees.